Income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [text block] [Abstract]
Income tex recovery	$ 0.7	$ 5.0
Income tax rates	26.60%	26.70%
Deductible temporary difference of deferred tax	$ 3.7	$ 4.0